Income Tax Disclosure [Text Block] (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Year Ended December 31, 2015	June 17, 2014 to December 31, 2014
Federal tax at statutory rate	$(3,851)	$(2,682)
Signal Genetics LLC loss, prior to Corporate Conversion, not taxed at corporate level	—	425
State taxes, net of federal benefit	(277)	(141)
Change in valuation allowance	3,625	1,356
Nondeductible compensation	526	1,046
Credits and other	(23)	(4)

Total provision for income taxes	$—	$—

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	December 31,
	2015	2014
Deferred Tax Assets:
Net operating loss carryforwards	$3,913	$853
Stock-based compensation	810	463
Accrued compensation	257	74
Deferred rent	14	—
Credit carryforward	52	6

Total deferred tax assets	5,046	1,396
Valuation allowance	(4,696)	(1,196)

Deferred tax assets, net of valuation allowance	350	200
Deferred tax liabilities:
Depreciation and amortization	(350)	(200)

Net deferred tax assets	$—	$—